Employee benefit expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Classes Of Employee Benefits Expense [Abstract]
Wages and salaries	$ 226,725	$ 238,000
Statutory and company benefits	41,299	41,972
Expenses related to defined benefit plans	5,256	4,790
Expenses related to defined contribution plans	12,410	11,767
Equity-settled share-based compensation	9,738	17,469
Cash-settled share-based compensation	27,241	(1,437)
Employee benefit expense	$ 322,669	$ 312,561